Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Series Portfolios Trust
Entity Central Index Key	0001650149
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Adaptiv™ Select ETF
Shareholder Report [Line Items]
Fund Name	Adaptiv™ Select ETF
Class Name	Adaptiv™ Select ETF
Trading Symbol	ADPV
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Adaptiv™ Select ETF for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.adpvetf.com/investor-materials. You can also request this information by contacting us at 1-833-753-3825.
Additional Information Phone Number	1-833-753-3825
Additional Information Website	https://www.adpvetf.com/investor-materials
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Adaptiv™ Select ETF	$50	1.00%
[1]
Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.00%
Net Assets	$ 171,373,071
Holdings Count | $ / shares	26
Investment Company Portfolio Turnover	280.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$171,373,071
Number of Holdings	26
Portfolio Turnover	280%
30-Day SEC Yield	1.77%
30-Day SEC Yield Unsubsidized	1.77%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Top 10 Issuers	(% of net assets)
Intel Corp.	5.6%
Sandisk Corp.	4.8%
Amkor Technology, Inc.	4.5%
Element Solutions, Inc.	4.2%
Halliburton Co.	4.2%
Invesco Ltd.	4.1%
Viatris, Inc.	4.1%
Healthcare Realty Trust, Inc.	3.9%
APA Corp.	3.9%
AGNC Investment Corp.	3.9%

Industry	(% of net assets)
Lessors of Residential Buildings and Dwellings	11.6%
Semiconductor and Related Device Manufacturing	10.1%
Support Activities for Oil and Gas Operations	8.0%
Pharmaceutical Preparation Manufacturing	7.7%
Other Electric Power Generation	7.1%
Computer Storage Device Manufacturing	4.8%
All Other Miscellaneous Chemical Product and Preparation Manufacturing	4.2%
Portfolio Management and Investment Advice	4.1%
Crude Petroleum Extraction	3.9%
Cash & Other	38.5%

Updated Prospectus Web Address	https://www.adpvetf.com/investor-materials

[1]
*	Annualized